Trade and Other Receivables (Details) - Schedule of Total Accounts Receivable Balance - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	$ 11,088	$ 9,357
Months 1-3 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	7,031	6,035
Months 4-6 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	2,389	2,275
Months 7-12 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	1,676	1,001
Not due [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables		46
Confirm mdx [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	3,740	3,451
Confirm mdx [Member] | Months 1-3 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	2,225	1,865
Confirm mdx [Member] | Months 4-6 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	876	821
Confirm mdx [Member] | Months 7-12 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	639	765
Confirm mdx [Member] | Not due [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables
Select mdx [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	512	338
Select mdx [Member] | Months 1-3 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	291	134
Select mdx [Member] | Months 4-6 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	101	101
Select mdx [Member] | Months 7-12 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	128	78
Select mdx [Member] | Not due [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables		25
Resolve mdx [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	2,308	2,582
Resolve mdx [Member] | Months 1-3 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	1,278	1,966
Resolve mdx [Member] | Months 4-6 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	629	458
Resolve mdx [Member] | Months 7-12 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	401	158
Resolve mdx [Member] | Not due [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables
GPS [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	4,528	2,802
GPS [Member] | Months 1-3 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	3,237	1,907
GPS [Member] | Months 4-6 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	783	895
GPS [Member] | Months 7-12 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables	$ 508
GPS [Member] | Not due [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables
Other [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables		184
Other [Member] | Months 1-3 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables		163
Other [Member] | Months 4-6 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables
Other [Member] | Months 7-12 months [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables
Other [Member] | Not due [Member]
Schedule of Total Accounts Receivable Balance [Line Items]
Total Trade Receivables		$ 21